INTEREST AND OTHER FINANCE COSTS - Other Finance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTEREST AND OTHER FINANCE COSTS
Retirement benefit net interest expense	$ (2)	$ (3)	$ (2)
Unwinding of discount	(9)	(10)	(11)
Other	3	(4)	6
Other finance costs	$ (8)	$ (17)	$ (7)